Putnam Floating Rate Income Fund
Average annual total returns after sales charges (for periods ending 12/31/15)
Average Annual Total Returns - Putnam Floating Rate Income Fund	1 Year	5 Years	10 Years
Class A shares	(2.16%)	2.88%	2.99%
Class A shares | after taxes on distributions	(3.95%)	1.10%	1.12%
Class A shares | after taxes on distributions and sale of fund shares	(1.21%)	1.48%	1.55%
Class B shares	(2.32%)	2.88%	2.74%
Class C shares	(2.75%)	2.34%	2.33%
Class M shares	(1.96%)	2.88%	2.92%
Class R shares	(1.42%)	2.83%	2.84%
Class Y shares	(0.92%)	3.34%	3.37%
S&P LSTA Leveraged Loan Index (LLI) (no deduction for fees, expenses or taxes)	(0.69%)	3.41%	4.31%

As of October 1, 2016, the S&P/LSTA Leveraged Loan Index (LLI) replaced the Bloomberg Barclays U.S. High Yield Loan Index as the benchmark for this fund because the Bloomberg Barclays U.S. High Yield Loan Index was retired effective September 30, 2016. The average annual total returns of the Bloomberg Barclays U.S. High Yield Loan Index for the one-, five-, and ten-year periods ended on December 31, 2015 were -0.83%, 3.41%, and 4.40%, respectively.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.